UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Oct 31
Date of reporting period:
October 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Select MLP and Energy Fund
Class A / VLPAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$168	1.40%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 39.47%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Alerian Midstream Energy Index, which serves as the style-specific index, returned 43.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
No obvious investment themes drove Fund underperformance relative to the Alerian Midstream Energy Index over the 12-month period. As a sector fund, performance typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were Targa Resources, Oneok, Williams Companies, TC Energy, and MPLX. The biggest absolute detractors from and smallest absolute contributors to performance during the period were New Fortress Energy, Sunoco, South Bow, DTE Energy, and Hess Midstream. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided during the second half of the fiscal year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as midstream energy and utilities outperformed.

Artificial intelligence/Data centers	Positive	Power-hungry data center projects drove an uptick in electricity demand for the first time in decades, a tailwind for both natural gas midstream and utilities companies.
China weakness	Negative	The weaker Chinese economy negatively impacted demand for crude oil and refined products, which affected related energy infrastructure stocks.
Liquefied Natural Gas (LNG)	Negative	Construction and permitting delays slowed growth in gas demand, which weighed on natural gas prices and the stock prices of LNG-focused companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (September 9, 2015) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at NAV(1)	39.47%	18.47%	8.63%
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP(2),(3)	31.80%	17.13%	7.96%
FT Wilshire 5000 Index	37.86%	14.84%	14.09%
Alerian Midstream Energy Index	43.70%	16.00%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$42,664%
Total number of portfolio holdings	$27%
Total advisory fee paid (‘000s)	$199%
Portfolio turnover rate as of the end of the reporting period	$46%
Asset Allocation (1)
Common Stocks & MLP Interests		99%
Diversified	39%
Natural Gas Pipelines	14%
Liquefied Natural Gas	11%
Petroleum Transportation & Storage	11%
Electric, LDC & Power	9%
Gathering/Processing	9%
Downstream/Other	6%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Select MLP and Energy Fund
Class C / VLPCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class C / VLPCX	$256	2.15%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended October 31, 2024, the Fund’s Class C shares at NAV returned 38.47%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Alerian Midstream Energy Index, which serves as the style-specific index, returned 43.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
No obvious investment themes drove Fund underperformance relative to the Alerian Midstream Energy Index over the 12-month period. As a sector fund, performance typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were Targa Resources, Oneok, Williams Companies, TC Energy, and MPLX. The biggest absolute detractors from and smallest absolute contributors to performance during the period were New Fortress Energy, Sunoco, South Bow, DTE Energy, and Hess Midstream. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided during the second half of the fiscal year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as midstream energy and utilities outperformed.

Artificial intelligence/Data centers	Positive	Power-hungry data center projects drove an uptick in electricity demand for the first time in decades, a tailwind for both natural gas midstream and utilities companies.
China weakness	Negative	The weaker Chinese economy negatively impacted demand for crude oil and refined products, which affected related energy infrastructure stocks.
Liquefied Natural Gas (LNG)	Negative	Construction and permitting delays slowed growth in gas demand, which weighed on natural gas prices and the stock prices of LNG-focused companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (September 9, 2015). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Select MLP and Energy Fund (Class C/VLPCX) at NAV(1) and with CDSC(2)	38.47%	17.58%	7.81%
FT Wilshire 5000 Index	37.86%	14.84%	14.09%
Alerian Midstream Energy Index	43.70%	16.00%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$42,664%
Total number of portfolio holdings	$27%
Total advisory fee paid (‘000s)	$199%
Portfolio turnover rate as of the end of the reporting period	$46%
Asset Allocation (1)
Common Stocks & MLP Interests		99%
Diversified	39%
Natural Gas Pipelines	14%
Liquefied Natural Gas	11%
Petroleum Transportation & Storage	11%
Electric, LDC & Power	9%
Gathering/Processing	9%
Downstream/Other	6%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Select MLP and Energy Fund
Class I / VLPIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$138	1.15%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended October 31, 2024, the Fund’s Class I shares at NAV returned 39.79%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Alerian Midstream Energy Index, which serves as the style-specific index, returned 43.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
No obvious investment themes drove Fund underperformance relative to the Alerian Midstream Energy Index over the 12-month period. As a sector fund, performance typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were Targa Resources, Oneok, Williams Companies, TC Energy, and MPLX. The biggest absolute detractors from and smallest absolute contributors to performance during the period were New Fortress Energy, Sunoco, South Bow, DTE Energy, and Hess Midstream. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided during the second half of the fiscal year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as midstream energy and utilities outperformed.

Artificial intelligence/Data centers	Positive	Power-hungry data center projects drove an uptick in electricity demand for the first time in decades, a tailwind for both natural gas midstream and utilities companies.
China weakness	Negative	The weaker Chinese economy negatively impacted demand for crude oil and refined products, which affected related energy infrastructure stocks.
Liquefied Natural Gas (LNG)	Negative	Construction and permitting delays slowed growth in gas demand, which weighed on natural gas prices and the stock prices of LNG-focused companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (September 9, 2015). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Select MLP and Energy Fund (Class I/VLPIX) at NAV(1)	39.79%	18.75%	8.89%
FT Wilshire 5000 Index	37.86%	14.84%	14.09%
Alerian Midstream Energy Index	43.70%	16.00%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$42,664%
Total number of portfolio holdings	$27%
Total advisory fee paid (‘000s)	$199%
Portfolio turnover rate as of the end of the reporting period	$46%
Asset Allocation (1)
Common Stocks & MLP Interests		99%
Diversified	39%
Natural Gas Pipelines	14%
Liquefied Natural Gas	11%
Petroleum Transportation & Storage	11%
Electric, LDC & Power	9%
Gathering/Processing	9%
Downstream/Other	6%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Long/Short Equity Fund
Class A / VLSAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class A / VLSAX	$251	2.30%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 18.58%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Russell 3000® Index, which serves as the style-specific index, returned 37.86%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Index is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 6, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class A /VLSAX) at NAV(1)	18.58%	9.27%	12.23%
Virtus KAR Long/Short Equity Fund (Class A /VLSAX) at POP(2),(3)	12.06%	8.04%	11.16%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Long/Short Equity Fund
Class C / VLSCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class C / VLSCX	$331	3.04%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended October 31, 2024, the Fund’s Class C shares at NAV returned 17.70%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Russell 3000® Index, which serves as the style-specific index, returned 37.86%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Index is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (December 6, 2018). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class C/VLSCX) at NAV(1) and with CDSC(2)	17.70%	8.46%	11.41%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Long/Short Equity Fund
Class I / VLSIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class I / VLSIX	$223	2.04%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended October 31, 2024, the Fund’s Class I shares at NAV returned 18.84%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Russell 3000® Index, which serves as the style-specific index, returned 37.86%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Index is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 6, 2018). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class I/VLSIX) at NAV(1)	18.84%	9.55%	12.51%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Long/Short Equity Fund
Class R6 / VLSRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class R6 / VLSRX	$216	1.97%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended October 31, 2024, the Fund’s Class R6 shares at NAV returned 18.97%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86% and the Russell 3000® Index, which serves as the style-specific index, returned 37.86%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Index is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 6, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class R6/VLSRX) at NAV(1)	18.97%	9.62%	12.59%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Item 1.	Reports to Stockholders.

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Donald C. Burke and Brian T. Zino are qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,090 for 2024 and $46,904 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $2,375 for 2024 and $3,870 for 2023. Such audit-related fees include out of pocket expenses and fees related to a new fund launch.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,332 for 2024 and $0 for 2023.

“Tax Fees” are primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Alternative Solutions Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $15,707 for 2024 and $3,870 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS  TRUST

October 31, 2024
Virtus Duff & Phelps Select MLP and Energy Fund
Virtus KAR Long/Short Equity Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
October 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange–Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—96.4%
Diversified—38.0%
Energy Transfer LP	118,115	$ 1,946
Enterprise Products Partners LP	52,842	1,514
Keyera Corp.	31,314	962
Kinder Morgan, Inc.	45,955	1,126
MPLX LP	46,059	2,046
ONEOK, Inc.	30,581	2,963
Pembina Pipeline Corp.	41,971	1,754
Targa Resources Corp.	23,315	3,893
		16,204

Downstream/Other—6.3%
Chart Industries, Inc.(1)	2,757	333
Kodiak Gas Services, Inc.	28,000	893
Koninklijke Vopak N.V.	9,000	413
Sunoco LP	20,662	1,049
		2,688

Electric, LDC & Power—9.0%
DTE Energy Co.	6,879	855
Entergy Corp.	3,304	511
NextEra Energy, Inc.	8,125	644
Sempra	21,902	1,826
		3,836

Gathering/Processing—8.6%
DT Midstream, Inc.	17,051	1,537
Hess Midstream LP Class A	20,429	708
Western Midstream Partners LP	37,683	1,422
		3,667

	Shares	Value

Liquefied Natural Gas—10.8%
Cheniere Energy, Inc.	24,102	$ 4,613
Natural Gas Pipelines—13.5%
TC Energy Corp.	69,032	3,211
Williams Cos., Inc. (The)	48,701	2,550
		5,761

Petroleum Transportation & Storage—10.2%
Enbridge, Inc.	46,943	1,897
Gibson Energy, Inc.	47,579	789
Plains GP Holdings LP Class A	80,103	1,378
South Bow Corp.(1)	11,902	297
		4,361

Total Common Stocks & MLP Interests (Identified Cost $29,144)		41,130

Total Long-Term Investments—96.4% (Identified Cost $29,144)		41,130

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.756%)(2)	529,684	530
Total Short-Term Investment (Identified Cost $530)		530

Value

TOTAL INVESTMENTS—97.6% (Identified Cost $29,674)	$41,660
Other assets and liabilities, net—2.4%	1,004
NET ASSETS—100.0%	$42,664

Abbreviations:
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	78%
Canada	21
Netherlands	1
Total	100%
† % of total investments as of October 31, 2024.
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at October 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$41,130	$41,130
Money Market Mutual Fund	530	530
Total Investments	$41,660	$41,660
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at October 31, 2024.
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
See Notes to Financial Statements

KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—10.4%
Alphabet, Inc. Class C	14,773	$ 2,551
Trade Desk, Inc. (The) Class A(1)	32,485	3,905
		6,456

Consumer Discretionary—8.7%
Home Depot, Inc. (The)(2)	5,632	2,218
Pool Corp.(2)	8,813	3,187
		5,405

Consumer Staples—5.3%
Celsius Holdings, Inc.(1)	51,816	1,559
Lamb Weston Holdings, Inc.	22,233	1,727
		3,286

Financials—28.5%
Jack Henry & Associates, Inc.(2)	11,127	2,024
LPL Financial Holdings, Inc.	6,886	1,943
Moody’s Corp.	5,513	2,503
Primerica, Inc.	15,033	4,161
Ryan Specialty Holdings, Inc. Class A	37,361	2,461
Triumph Financial, Inc.(1)	25,508	2,254
Visa, Inc. Class A(2)	8,133	2,358
		17,704

Health Care—6.5%
Cooper Cos., Inc. (The)(1)	20,685	2,165
Zoetis, Inc. Class A(2)	10,284	1,839
		4,004

Industrials—17.1%
Lennox International, Inc.	4,053	2,442
Old Dominion Freight Line, Inc.	10,177	2,049
TransUnion	28,301	2,867
Verisk Analytics, Inc. Class A(2)	6,972	1,916
	Shares	Value

Industrials—continued
Watts Water Technologies, Inc. Class A	7,169	$ 1,366
		10,640

Information Technology—22.2%
Aspen Technology, Inc.(1)	10,394	2,440
CDW Corp.	9,703	1,826
Clearwater Analytics Holdings, Inc. Class A (1)	103,321	2,698
Intuit, Inc.	3,958	2,415
nCino, Inc.(1)	117,082	4,367
		13,746

Total Common Stocks (Identified Cost $36,649)		61,241

Total Long-Term Investments—98.7% (Identified Cost $36,649)		61,241

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—98.7% (Identified Cost $36,649)		61,241

Securities Sold Short(3)—(18.6)%
Consumer Discretionary—(5.5)%
Cricut, Inc. Class A	(143,194)	(942)
ODP Corp. (The)(4)	(41,379)	(1,284)
RH(4)	(3,726)	(1,185)
		(3,411)

Financials—(3.3)%
American Coastal Insurance Corp.(4)	(44,067)	(535)
Baldwin Insurance Group, Inc. (The) Class A(4)	(17,216)	(796)
Marqeta, Inc. Class A(4)	(128,343)	(727)
		(2,058)

	Shares	Value

Industrials—(5.4)%
ACCO Brands Corp.	(208,852)	$ (1,023)
Deluxe Corp.	(59,160)	(1,110)
MillerKnoll, Inc.	(24,706)	(553)
Werner Enterprises, Inc.	(17,974)	(663)
		(3,349)

Information Technology—(2.1)%
Adeia, Inc.	(103,263)	(1,283)
Real Estate—(2.3)%
Compass, Inc. Class A(4)	(95,428)	(606)
Retail Opportunity Investments Corp.	(53,590)	(831)
		(1,437)

Total Securities Sold Short (Proceeds $(13,081))		(11,538)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—80.1% (Identified Cost $23,568)		$49,703
Other assets and liabilities, net—19.9%		12,352
NET ASSETS—100.0%		$62,055

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short. The value of securities segregated as collateral is $12,094.
(3)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(4)	No dividend expense on security sold short.
See Notes to Financial Statements

KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at October 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$61,241	$61,241
Total Assets	61,241	61,241
Liabilities:
Securities Sold Short:
Common Stocks	(11,538)	(11,538)
Total Liabilities	(11,538)	(11,538)
Total Investments, Net of Securities Sold Short	$49,703	$49,703
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at October 31, 2024.
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Assets
Investment in securities at value(1)	$41,660	$61,241
Cash	904	181
Due from broker	—	12,184
Receivables
Fund shares sold	78	1
Dividends and interest	86	7
Tax reclaims	2	—
Tax receivable	1	—
Prepaid Trustees’ retainer	1	1
Prepaid expenses	24	82
Other assets	6	8
Total assets	42,762	73,705
Liabilities
Securities sold short at value(2)	—	11,538
Payables
Fund shares repurchased	9	—
Investment advisory fees	27	65
Distribution and service fees	5	—(a)
Administration and accounting fees	4	6
Transfer agent and sub-transfer agent fees and expenses	7	18
Professional fees	18	15
Trustee deferred compensation plan	6	8
Interest expense and/or commitment fees	—(a)	—(a)
Other accrued expenses	22	—
Total liabilities	98	11,650
Commitments and contingencies (Note 3D)	—	—
Net Assets	$42,664	$62,055
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$30,451	$33,735
Accumulated earnings (loss)	12,213	28,320
Net Assets	$42,664	$62,055

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Net Assets:
Class A	$19,380	$855
Class C	$708	$141
Class I	$22,576	$60,262
Class R6	$—	$797
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,232,945	46,306
Class C	45,457	8,013
Class I	1,452,423	3,211,670
Class R6	—	42,299
Net Asset Value and Redemption Price Per Share:*
Class A	$15.72	$18.47
Class C	$15.57	$17.65
Class I	$15.54	$18.76
Class R6	$—	$18.84
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$16.63	$19.54
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$29,674	$36,649
(2) Securities sold short proceeds	$—	$13,081

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED October 31, 2024
($ reported in thousands)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Investment Income
Dividends	$1,290	$565
Less: return of capital distributions	(404)	—
Interest	—	864
Securities lending, net of fees	—	—(a)
Foreign taxes withheld	(52)	—
Total investment income	834	1,429
Expenses
Investment advisory fees	313	846
Distribution and service fees, Class A	29	3
Distribution and service fees, Class C	6	1
Administration and accounting fees	43	77
Transfer agent fees and expenses	19	29
Sub-transfer agent fees and expenses, Class A	11	—
Sub-transfer agent fees and expenses, Class C	1	—(a)
Sub-transfer agent fees and expenses, Class I	21	96
Custodian fees	—(a)	—(a)
Printing fees and expenses	16	29
Professional fees	35	33
Interest expense and/or commitment fees	—(a)	5
Registration fees	47	27
Trustees’ fees and expenses	3	7
Miscellaneous expenses	6	13
Total expenses	550	1,166
Dividend and interest expense on securities sold short	—	326
Total expenses, including dividend and interest expense on securities sold short	550	1,492
Less net expenses reimbursed and/or waived by investment adviser(1)	(114)	(108)
Net expenses	436	1,384
Net investment income (loss)	398	45
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,599	759
Securities sold short	—	4,245
Foreign currency transactions	(2)	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,673	8,782
Securities sold short	—	(1,759)
Net realized and unrealized gain (loss) on investments	11,270	12,027
Net increase (decrease) in net assets resulting from operations	$11,668	$12,072

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Select MLP and Energy Fund		KAR Long/Short Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$398	$209	$45	$228
Net realized gain (loss)	4,597	1,782	5,004	2,282
Net change in unrealized appreciation (depreciation)	6,673	(1,566)	7,023	2,468
Increase (decrease) in net assets resulting from operations	11,668	425	12,072	4,978
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(145)	(217)	(8)	(45)
Class C	(5)	(10)	(1)	(9)
Class I	(211)	(571)	(570)	(4,293)
Class R6	—	—	(6)	(23)
Return of Capital:
Class A	(313)	(67)	—	—
Class C	(10)	(3)	—	—
Class I	(455)	(175)	—	—
Total dividends and distributions to shareholders	(1,139)	(1,043)	(585)	(4,370)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	7,335	194	(387)	(107)
Class C	(6)	(209)	(25)	(219)
Class I	(5,647)	(3,903)	(19,821)	(31,990)
Class R6	—	—	59	106
Increase (decrease) in net assets from capital transactions	1,682	(3,918)	(20,174)	(32,210)
Net increase (decrease) in net assets	12,211	(4,536)	(8,687)	(31,602)
Net Assets
Beginning of period	30,453	34,989	70,742	102,344
End of Period	$42,664	$30,453	$62,055	$70,742
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Duff & Phelps Select MLP and Energy Fund
Class A
11/1/23 to 10/31/24	$11.61	0.14	4.41	4.55	(0.14)	(0.30)	—	(0.44)	4.11	$15.72	39.47%	$19,380	1.40%	1.73%	1.04%	46%
11/1/22 to 10/31/23	11.75	0.06	0.18	0.24	(0.29)	(0.09)	—	(0.38)	(0.14)	11.61	2.16	8,600	1.44 (7)	1.73	0.52	44
11/1/21 to 10/31/22	9.37	0.04	2.69	2.73	—	(0.35)	—	(0.35)	2.38	11.75	29.24	8,668	1.42 (7)	1.60	0.34	43
11/1/20 to 10/31/21	5.19	(0.01)	4.49	4.48	(0.08)	(0.22)	—	(0.30)	4.18	9.37	86.75	2,117	1.40	2.02	(0.14)	49
11/1/19 to 10/31/20	8.09	0.06	(2.65)	(2.59)	—	(0.31)	—	(0.31)	(2.90)	5.19	(32.15)	317	1.40	3.11	0.95	41
Class C
11/1/23 to 10/31/24	$11.49	0.03	4.37	4.40	(0.10)	(0.22)	—	(0.32)	4.08	$15.57	38.47%	$708	2.15%	2.51%	0.24%	46%
11/1/22 to 10/31/23	11.59	(0.02)	0.17	0.15	(0.19)	(0.06)	—	(0.25)	(0.10)	11.49	1.36	527	2.19 (7)	2.50	(0.22)	44
11/1/21 to 10/31/22	9.25	(0.02)	2.62	2.60	—	(0.26)	—	(0.26)	2.34	11.59	28.17	743	2.16 (7)	2.32	(0.16)	43
11/1/20 to 10/31/21	5.12	(0.07)	4.45	4.38	(0.07)	(0.18)	—	(0.25)	4.13	9.25	85.81	297	2.15	2.77	(0.83)	49
11/1/19 to 10/31/20	8.01	0.02	(2.64)	(2.62)	—	(0.27)	—	(0.27)	(2.89)	5.12	(32.76)	79	2.15	3.85	0.28	41
Class I
11/1/23 to 10/31/24	$11.45	0.16	4.36	4.52	(0.14)	(0.29)	—	(0.43)	4.09	$15.54	39.79%	$22,576	1.15%	1.48%	1.22%	46%
11/1/22 to 10/31/23	11.59	0.09	0.17	0.26	(0.31)	(0.09)	—	(0.40)	(0.14)	11.45	2.36	21,326	1.19 (7)	1.49	0.76	44
11/1/21 to 10/31/22	9.22	0.09	2.62	2.71	—	(0.34)	—	(0.34)	2.37	11.59	29.48	25,578	1.17 (7)	1.36	0.90	43
11/1/20 to 10/31/21	5.10	0.02	4.42	4.44	(0.08)	(0.24)	—	(0.32)	4.12	9.22	87.52	22,478	1.15	1.78	0.28	49
11/1/19 to 10/31/20	7.99	0.08	(2.63)	(2.55)	—	(0.34)	—	(0.34)	(2.89)	5.10	(32.03)	4,364	1.15	2.79	1.30	41

KAR Long/Short Equity Fund
Class A
11/1/23 to 10/31/24	$15.70	(0.03)	2.94	2.91	—	—	(0.14)	(0.14)	2.77	$18.47	18.58%	$855	2.30% (8)	2.29%	(0.18) %	31%
11/1/22 to 10/31/23	15.87	— (9)	0.52	0.52	—	—	(0.69)	(0.69)	(0.17)	15.70	3.44	1,077	2.15 (8)	2.40	—	13
11/1/21 to 10/31/22	18.99	(0.20)	(2.85)	(3.05)	—	—	(0.07)	(0.07)	(3.12)	15.87	(16.18)	1,202	2.19 (7)(8)	2.31	(1.16)	26
11/1/20 to 10/31/21	16.44	(0.29)	2.98	2.69	—	—	(0.14)	(0.14)	2.55	18.99	16.47	5,578	2.23 (8)	2.31	(1.59)	19
11/1/19 to 10/31/20	12.69	(0.20)	4.00	3.80	—	—	(0.05)	(0.05)	3.75	16.44	30.01	1,210	2.32 (8)	2.51	(1.34)	33
Class C
11/1/23 to 10/31/24	$15.12	(0.16)	2.83	2.67	—	—	(0.14)	(0.14)	2.53	$17.65	17.70%	$141	3.04% (8)	3.22%	(0.93) %	31%
11/1/22 to 10/31/23	15.41	(0.12)	0.52	0.40	—	—	(0.69)	(0.69)	(0.29)	15.12	2.73	144	2.90 (8)	2.98	(0.77)	13
11/1/21 to 10/31/22	18.59	(0.30)	(2.81)	(3.11)	—	—	(0.07)	(0.07)	(3.18)	15.41	(16.80)	367	2.93 (7)(8)	2.96	(1.82)	26
11/1/20 to 10/31/21	16.21	(0.40)	2.92	2.52	—	—	(0.14)	(0.14)	2.38	18.59	15.65	456	3.00 (8)	3.01	(2.29)	19
11/1/19 to 10/31/20	12.61	(0.28)	3.93	3.65	—	—	(0.05)	(0.05)	3.60	16.21	29.01	504	3.09 (8)	3.28	(2.02)	33
Class I
11/1/23 to 10/31/24	$15.91	0.01	2.98	2.99	—	—	(0.14)	(0.14)	2.85	$18.76	18.84%	$60,262	2.04% (8)	2.20%	0.07%	31%
11/1/22 to 10/31/23	16.03	0.04	0.53	0.57	—	—	(0.69)	(0.69)	(0.12)	15.91	3.72	68,898	1.91 (8)	2.02	0.24	13
11/1/21 to 10/31/22	19.14	(0.14)	(2.90)	(3.04)	—	—	(0.07)	(0.07)	(3.11)	16.03	(15.95)	100,256	1.94 (7)(8)	2.04	(0.83)	26
11/1/20 to 10/31/21	16.53	(0.24)	2.99	2.75	—	—	(0.14)	(0.14)	2.61	19.14	16.75	153,771	1.98 (8)	2.07	(1.31)	19
11/1/19 to 10/31/20	12.72	(0.15)	4.01	3.86	—	—	(0.05)	(0.05)	3.81	16.53	30.41	109,819	2.07 (8)	2.30	(1.05)	33
Class R6
11/1/23 to 10/31/24	$15.96	0.02	3.00	3.02	—	—	(0.14)	(0.14)	2.88	$18.84	18.97%	$797	1.97% (8)	2.06%	0.11%	31%
11/1/22 to 10/31/23	16.07	0.05	0.53	0.58	—	—	(0.69)	(0.69)	(0.11)	15.96	3.78	623	1.83 (8)	1.88	0.32	13
11/1/21 to 10/31/22	19.17	(0.12)	(2.91)	(3.03)	—	—	(0.07)	(0.07)	(3.10)	16.07	(15.87)	519	1.85 (7)(8)	1.88	(0.72)	26
11/1/20 to 10/31/21	16.54	(0.24)	3.01	2.77	—	—	(0.14)	(0.14)	2.63	19.17	16.86	376	1.90 (8)	1.92	(1.30)	19
11/1/19 to 10/31/20	12.73	(0.13)	3.99	3.86	—	—	(0.05)	(0.05)	3.81	16.54	30.39	132	2.07 (8)	2.24	(0.95)	33

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the KAR Long/Short Equity Fund for Class A are 1.81%, 1.80%, 1.81%, 1.80% and 1.80%, for Class C is 2.56%, 2.55%, 2.56%, 2.55% and 2.55%, for Class I is 1.56%, 1.55%, 1.56%, 1.55% and 1.55% and for Class R6 is 1.49%, 1.48%, 1.50%, 1.48% and 1.48% for the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(9)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of four funds of which two (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are non-diversified. There is no guarantee that a Fund will achieve its objective(s).
Both of the Funds offer Class A shares, Class C shares and Class I shares. The KAR Long/Short Equity Fund also offers Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
H.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, KAR Long/Short Equity Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
I.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At October 31, 2024, the Funds had no securities on loan.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Duff & Phelps Select MLP and Energy Fund	0.90%	0.85%
KAR Long/Short Equity Fund	1.25	1.20
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they serve as of the end of the period are as follows: Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly-owned subsidiary of Virtus, for KAR Long/Short Equity Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 28, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Select MLP and Energy Fund	1.40%	2.15%	1.15%	N/A
KAR Long/Short Equity Fund	1.80	2.55	1.55	1.48%
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending October 31:

	Expiration
Fund	2025	2026	2027	Total
Duff & Phelps Select MLP and Energy Fund
Class A	$ 13	$ 28	$ 38	$ 79
Class C	1	3	2	6
Class I	62	75	74	211
KAR Long/Short Equity Fund
Class A	4	3	1	8
Class C	— (1)	— (1)	— (1)	— (1)
Class I	129	105	107	341
Class R6	— (1)	— (1)	1	1
(1)	Amount is less than $500 (not in thousands).
During the year ended October 31, 2024, the Adviser recaptured expenses previously waived for the following Fund.
Fund	Class A	Class R6	Total
KAR Long/Short Equity Fund	$1	$—(1)	$1
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended October 31, 2024, it retained net commissions of $4 for Class A shares and CDSC of $—(1) for Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended October 31, 2024, the Funds incurred administration fees totaling $97 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended October 31, 2024, the Funds incurred transfer agent fees totaling $43 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended October 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at October 31, 2024.
I.	Trustee Fee
For the year ended October 31, 2024, the Funds incurred independent Trustee’s fees totaling $9 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended October 31, 2024, were as follows:
	Purchases	Sales
Duff & Phelps Select MLP and Energy Fund	$16,710	$15,605
KAR Long/Short Equity Fund	26,342	39,178
There were no purchases or sales of long-term U.S. government and agency securities during the year ended October 31, 2024.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Duff & Phelps Select MLP and Energy Fund				KAR Long/Short Equity Fund
	Year Ended October 31, 2024		Year Ended October 31, 2023		Year Ended October 31, 2024		Year Ended October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	811	$11,576	433	$5,036	4	$57	11	$179
Reinvestment of distributions	30	448	24	277	—(1)	8	3	45
Shares repurchased and cross class conversions	(349)	(4,689)	(454)	(5,119)	(26)	(452)	(21)	(331)
Net Increase / (Decrease)	492	$7,335	3	$194	(22)	$(387)	(7)	$(107)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
	Duff & Phelps Select MLP and Energy Fund				KAR Long/Short Equity Fund
	Year Ended October 31, 2024		Year Ended October 31, 2023		Year Ended October 31, 2024		Year Ended October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	9	$119	18	$209	—(1)	$4	—(1)	$1
Reinvestment of distributions	1	15	2	13	—(1)	1	1	9
Shares repurchased and cross class conversions	(10)	(140)	(38)	(431)	(1)	(30)	(15)	(229)
Net Increase / (Decrease)	—	$(6)	(18)	$(209)	(1)	$(25)	(14)	$(219)
Class I
Shares sold and cross class conversions	244	$3,284	241	$2,777	621	$10,576	1,931	$31,226
Reinvestment of distributions	34	493	47	527	33	568	278	4,284
Shares repurchased and cross class conversions	(689)	(9,424)	(632)	(7,207)	(1,774)	(30,965)	(4,133)	(67,500)
Net Increase / (Decrease)	(411)	$(5,647)	(344)	$(3,903)	(1,120)	$(19,821)	(1,924)	$(31,990)
Class R6
Shares sold and cross class conversions	—	$—	—	$—	4	$65	8	$131
Reinvestment of distributions	—	—	—	—	—(1)	5	2	22
Shares repurchased and cross class conversions	—	—	—	—	(1)	(11)	(3)	(47)
Net Increase / (Decrease)	—	$—	—	$—	3	$59	7	$106
(1)	Amount is less than 500 shares (not in thousands).
Note 6. 10% Shareholders
As of October 31, 2024, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Select MLP and Energy Fund	34%	2*
KAR Long/Short Equity Fund	85	1
*	Includes affiliated shareholder account(s).
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At October 31, 2024, the Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Select MLP and Energy Fund	Diversified	39%
KAR Long/Short Equity Fund	Financials	36

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
	Sector	Percentage of Total Investments
KAR Long/Short Equity Fund	Information Technology	28
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At October 31, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, Duff & Phelps Select MLP and Energy Fund and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”), with a commercial bank. KAR Long/Short Equity Fund was added to the Credit Agreement in March of 2019. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (‘SOFR”) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended October 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Select MLP and Energy Fund	$—(1)	$1,400	6.41%	1
KAR Long/Short Equity Fund	5	6,500	6.42	4
(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At October 31, 2024, the approximate cost basis and aggregate unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Select MLP and Energy Fund	$ 29,074	$ 13,005	$ (419)	$ 12,586
KAR Long/Short Equity Fund	38,492	25,659	(2,910)	22,749
KAR Long/Short Equity Fund (Short sales)	(13,081)	2,864	(1,321)	1,543

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred
Duff & Phelps Select MLP and Energy Fund	$—	$—	$ 77
KAR Long/Short Equity Fund	46	3,990	—
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Duff & Phelps Select MLP and Energy Fund
10/31/24	$ 361	$ —	$ 778	$1,139
10/31/23	798	—	245	1,043
KAR Long/Short Equity Fund
10/31/24	—	585	—	585
10/31/23	—	4,370	—	4,370
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncements
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management is assessing the impact of this guidance on the funds’ financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Alternative Solutions Trust and Shareholders of Virtus Duff & Phelps Select MLP and Energy Fund and Virtus KAR Long/Short Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Select MLP and Energy Fund and Virtus KAR Long/Short Equity Fund (two of the funds constituting Virtus Alternative Solutions Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
TAX INFORMATION NOTICE (Unaudited)
October 31, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended October 31, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Select MLP and Energy Fund	100.00%	100.00%	$ —
KAR Long/Short Equity Fund	100.00	100.00	3,994

VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Counsel, Chief Legal Officer and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8555	12-24

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7a.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/23/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/23/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	12/23/2024

*	Print the name and title of each signing officer under his or her signature.